RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)			1 Months Ended		3 Months Ended			9 Months Ended		12 Months Ended
	Aug. 19, 2023	Jun. 30, 2023	Jun. 30, 2024	Aug. 31, 2023	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023		Dec. 31, 2022
Related Party Transaction [Line Items]
Stock issued during period, value, issued for services						$ 13,475,000
Shares of common stock										202,575		94,535
Accrued liabilities, current					$ 4,185,315			$ 4,185,315		$ 1,637,048	[1]
Long term debt					98,318			1,946,310				548,563
Interest Expense, Nonoperating					18,055		34,507	62,508	34,507	56,515
Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties					693,036			693,036			[1]	35,539
Other Receivables, Net, Current					3,000			3,000			[1]	13,685
Related Party [Member] | Promissory Note Agreement [Member]
Related Party Transaction [Line Items]
Promissory note		$ 620,000
Interest rate		7.00%
Maturity date		Jun. 25, 2025
Issued shares of common stock			93,333
Long term debt			$ 420,000
Long term debt								97,992
Proceeds from Issuance of Debt		$ 620,000
Debt Instrument, Payment Terms		The Company may prepay interest and principal on the note at any time before maturity on June 25, 2025.
Long-Term Debt, Gross		$ 500,000
Interest Expense, Nonoperating		$ 25,299
Related Party [Member] | Consulting Services [Member]
Related Party Transaction [Line Items]
Professional fees					35,220		$ 170,501	160,107	$ 327,718	571,215		192,000
AFG Companies Inc [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Stock issued during period, shares, issued for services	1,750,000			1,750,000
Stock issued during period, value, issued for services	$ 13,475,000			$ 13,475,000
AFG Companies Inc [Member] | Related Party [Member] | Reseller Warrants [Member]
Related Party Transaction [Line Items]
Shares of common stock	3,750,000			3,750,000
Warrant exercisable shares of common stock	1
Warrant price per share	$ 10.00			$ 10.00
Fair value of warrant per share	$ 2.52			$ 2.52
Officers and Directors [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Accrued liabilities, current					10,000			10,000		178,723
Accounts payable					$ 54,335			$ 54,335		$ 48,069		$ 48,069

[1]	Derived from audited information